INVENTORIES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
INVENTORIES [Abstract]
Raw material	$ 2,055,844	$ 1,713,761
Work-in-progress	1,110,469	931,249
Finished goods	4,973,503	1,562,980
Inventories	8,139,816	4,207,990
Impairment loss	$ 1,265,890	$ 719,608	$ 959,334